Accrued and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accrued and Other Current Liabilities [Line Items]
Other Current Liabilities
Accounts payable, accrued and other current liabilities consisted of the following:

	March 31, 2023	June 30, 2022
Accounts payable	$18,712	$11,241
Accrued payroll and employee related liabilities	54,950	88,501
Cash due to promoters	84,975	78,428
Accrued expenses	41,159	43,791

Total accounts payable, accrued and other current liabilities	$199,796	$221,961

MSGE SPINCO, INC [Member]
Accrued and Other Current Liabilities [Line Items]
Other Current Liabilities
Accrued and other current liabilities consisted of the following:

	As of
	June 30, 2022	June 30, 2021
Accrued payroll and employee related liabilities	$88,501	$50,158
Cash due to promoters	78,428	37,877
Accrued expenses	43,791	35,028

Total accrued and other current liabilities	$210,720	$123,063